Redeemable Convertible Preferred Stock, Common Stock, and Stockholders’ Equity (Deficit) - Restricted Stock Units (Details) - Restricted Stock Units shares in Thousands	12 Months Ended
Dec. 31, 2021 $ / shares shares
Number of Shares
Beginning balance (in shares) | shares	0
RSUs granted (in shares) | shares	2,701
RSUs vested (in shares) | shares	(166)
RSUs forfeited (in shares) | shares	(24)
Ending balance (in shares) | shares	2,511
Weighted Average Grant Date Fair Value
Beginning balance (in USD per share) | $ / shares	$ 0
RSUs granted (in USD per share) | $ / shares	8.74
RSUs vested (in USD per share) | $ / shares	8.91
RSUs forfeited (in USD per share) | $ / shares	7.68
Ending balance (in USD per share) | $ / shares	$ 8.74